Quarterly Report
March 31, 2021
MFS®  Income Portfolio
MFS® Variable Insurance Trust II
SIS-Q1

Portfolio of Investments
3/31/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 81.0%
Aerospace – 0.5%
Boeing Co., 2.196%, 2/04/2026	$202,000	$201,289
Asset-Backed & Securitized – 24.3%
Allegro CLO Ltd., 2014-1RA, “C”, FLR, 3.223% (LIBOR - 3mo. + 3%), 10/21/2028 (n)	$250,000	$242,895
Allegro CLO Ltd., 2015-1X, “CR”, FLR, 1.867% (LIBOR - 3mo. + 1.65%), 7/25/2027 (n)	250,000	250,026
Arbor Realty Trust, Inc., ARCLO, 2021-FL1, “D”, FLR, 3.08% (LIBOR - 1mo. + 2.95%) 12/15/2035 (n)	100,000	99,501
Arbor Realty Trust, Inc., CLO, 2018-FL1, “A”, FLR, 1.256% (LIBOR - 1mo. + 1.15%), 6/15/2028 (n)	260,000	260,080
Arbor Realty Trust, Inc., CLO, 2019-FL1, “D”, FLR, 2.606% (LIBOR - 1mo. + 2.5%), 5/15/2037 (n)	244,000	243,546
Arbor Realty Trust, Inc., CLO, 2020-FL1, “D”, FLR, 2.556% (LIBOR - 1mo. + 2.45%), 2/15/2035 (n)	232,000	228,361
AREIT CRE Trust, 2019-CRE3, “D”, FLR, 2.756% (LIBOR - 1mo. + 2.65%), 9/14/2036 (n)	271,000	267,044
Babson CLO Ltd., 2013-IIA, “BR”, FLR, 1.474% (LIBOR - 3mo. + 1.25%), 1/20/2028 (n)	250,000	249,250
Bancorp Commercial Mortgage Trust, 2018-CRE3, “D”, FLR, 2.806% (LIBOR - 1mo. + 2.7%), 1/15/2033 (n)	248,157	246,555
Bancorp Commercial Mortgage Trust, 2018-CRE4, “AS”, FLR, 1.206% (LIBOR - 1mo. + 1.1%), 9/15/2035 (n)	105,330	105,078
Bancorp Commercial Mortgage Trust, 2018-CRE4, “D”, FLR, 2.206% (LIBOR - 1mo. + 2.1%), 9/15/2035 (n)	200,000	198,048
Bancorp Commercial Mortgage Trust, 2019-CRE5, “D”, FLR, 2.456% (LIBOR - 1mo. + 2.35%), 3/15/2036 (n)	280,000	276,970
Bancorp Commercial Mortgage Trust, 2019-CRE6, “D”, FLR, 2.406% (LIBOR - 1mo. + 2.54%), 9/15/2036 (n)	265,000	262,039
Bayview Financial Revolving Mortgage Loan Trust, FLR, 1.709% (LIBOR - 1mo. + 1.6%), 12/28/2040 (n)	94,101	98,500
BSPRT Issuer Ltd., 2019-FL5, “C”, FLR, 2.106% (LIBOR - 1mo. + 2%), 5/15/2029 (n)	245,000	243,163
Business Jet Securities LLC, 2020-1A, “A”, 2.981%, 11/15/2035 (n)	88,060	89,127
Capital Automotive, 2020-1A, “B1”, REIT, 4.17%, 2/15/2050 (n)	110,227	113,275
CHCP 2021-FL1 Ltd., “C”, FLR, 2.206% (LIBOR - 1mo. + 2.1%) 2/15/2038 (n)	100,000	100,156
CLNC Ltd., 2019-FL1, “C”, FLR, 2.51% (LIBOR - 1mo. + 2.4%), 8/20/2035 (n)	265,000	264,148
Commercial Mortgage Pass-Through Certificates, 2019-BN24, “A3”, 2.96%, 11/15/2062	134,719	140,964
Commercial Mortgage Pass-Through Certificates, 2020-BN28, “A4”, 1.844%, 3/15/2063	61,262	58,436
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	346,107	380,662
Crest Ltd., CDO, 7%, (0.001% cash or 7% PIK) 1/28/2040 (a)(p)	686,262	7
Cutwater Ltd., 2015-1A, “BR”, FLR, 2.041% (LIBOR - 3mo. + 1.8%), 1/15/2029 (n)	250,000	246,939
DT Auto Owner Trust, 2018-2A, “C”, 3.67%, 3/15/2024 (n)	1,204	1,205
DT Auto Owner Trust, 2020-1A, “C”, 2.29%, 11/17/2025 (n)	123,000	125,636
Exeter Automobile Receivables Trust, 2020-1A, 2.49%, 1/15/2025 (n)	40,000	40,872
Figueroa CLO Ltd., 2014-1A, “DR”, FLR, 3.491% (LIBOR - 3mo. + 3.25%), 1/15/2027 (n)	250,000	249,764
Flagship CLO, 2014-8A, “BRR”, FLR, 1.623% (LIBOR - 3mo. + 1.4%), 1/16/2026 (n)	259,587	260,334
Flatiron CLO Ltd., 2015-1A, “CR”, FLR, 2.141% (LIBOR - 3mo. + 1.9%), 4/15/2027 (n)	260,000	258,857
Galaxy CLO Ltd., 2018-29A, “C”, FLR, 1.873% (LIBOR - 3mo. + 1.68%), 11/15/2026 (n)	250,000	249,956
GS Mortgage Securities Trust, 2019-GSA1, “A4”, 3.047%, 11/10/2052	261,722	274,881
Hunt CRE Ltd., 2018-FL2, “D”, FLR, 2.856% (LIBOR - 1mo. + 2.75%), 8/15/2028 (n)	200,000	198,000
Invitation Homes Trust, 2018-SFR1, “C”, FLR, 1.358% (LIBOR - 1mo. + 1.25%), 3/17/2037 (n)	130,000	130,224
Invitation Homes Trust, 2018-SFR2, “A”, FLR, 0.958% (LIBOR - 1mo. + 0.85%), 12/17/2036 (n)	179,182	179,378
KKR Real Estate Financial Trust, Inc., 2018-FL1, “D”, FLR, 2.657% (LIBOR - 1mo. + 2.55%), 6/15/2036 (n)	205,000	203,463
Lehman Brothers Commercial Conduit Mortgage Trust, 0.583%, 2/18/2030 (i)	3,207	0
LoanCore Ltd., 2018-CRE1, “C”, FLR, 2.656% (LIBOR - 1mo. + 2.55%), 5/15/2028 (n)	260,000	258,542
LoanCore Ltd., 2018-CRE1, “C”, FLR, 2.056% (LIBOR - 1mo. + 1.95%), 4/15/2034 (n)	219,150	216,983
LoanCore Ltd., 2019-CRE2, “D”, FLR, 2.556% (LIBOR - 1mo. + 2.45%), 5/15/2036 (n)	209,000	202,208
Man GLG U.S. CLO Ltd., 2018-2A, “BR”, FLR, 2.691% (LIBOR - 3mo. + 2.45%), 10/15/2028	250,000	250,800
MF1 CLO Ltd., 2019-FL2, “A”, FLR, 2.458% (LIBOR - 1mo. + 2.35%), 12/25/2034 (n)	259,000	258,197
MF1 Multi-Family Housing Mortgage Loan Trust, 2020-FL4, “B”, FLR, 2.856% (LIBOR - 1mo. + 2.75%), 11/15/2035 (n)	250,000	253,731
Morgan Stanley Capital I Trust, 2017-H1, “A5”, 3.53%, 6/15/2050	187,518	204,591
Neuberger Berman CLO Ltd., 2016-21A, “CR”, FLR, 1.824% (LIBOR - 3mo. + 1.6%), 4/20/2027 (n)	250,000	248,451
Palmer Square Loan Funding Ltd., 2020-1A, “B”, FLR, 2.082% (LIBOR - 3mo. + 1.9%), 2/20/2028 (n)	250,000	244,928
Parallel Ltd., 2015-1A, “DR”, FLR, 2.774% (LIBOR - 3mo. + 2.55%), 7/20/2027 (n)	250,000	245,807
Race Point CLO Ltd., 2013-8A, “CR2”, FLR, 2.232% (LIBOR - 3mo. + 2.05%), 2/20/2030 (n)	250,000	250,060
Securitized Term Auto Receivable Trust, 2019-CRTA, “C”, 2.849%, 3/25/2026 (n)	69,220	70,737
UBS Commercial Mortgage Trust, 2017-C1, “A4”, 3.544%, 11/15/2050	251,247	274,915
UBS Commercial Mortgage Trust, 2017-C7, “A4”, 3.679%, 12/15/2050	155,000	169,617
UBS Commercial Mortgage Trust, 2019-C17, “A4”, 2.921%, 9/15/2052	197,844	204,940
Veros Auto Receivables Trust, 2020-1, “A”, 1.67%, 9/15/2023 (n)	44,482	44,633

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Wells Fargo Commercial Mortgage Trust, 2019-C54, “A4”, 3.146%, 12/15/2052	$167,746	$177,324
Wind River CLO Ltd., 2015-2A, “CR”, FLR, 1.941% (LIBOR - 3mo. + 1.7%), 10/15/2027 (n)	250,000	249,874
		$10,663,678
Automotive – 0.7%
Hyundai Capital America, 6.375%, 4/08/2030 (n)	$250,000	$313,648
Broadcasting – 0.4%
Discovery, Inc., 4.65%, 5/15/2050	$95,000	$104,458
RELX Capital, Inc., 3%, 5/22/2030	76,000	78,769
		$183,227
Brokerage & Asset Managers – 1.1%
E*TRADE Financial Corp., 4.5%, 6/20/2028	$217,000	$247,400
Intercontinental Exchange, Inc., 2.1%, 6/15/2030	101,000	97,237
Raymond James Financial, 4.65%, 4/01/2030	134,000	155,817
		$500,454
Business Services – 0.4%
Global Payments, Inc., 2.9%, 5/15/2030	$120,000	$121,934
NXP Semiconductors N.V., 3.4%, 5/01/2030 (n)	35,000	36,864
		$158,798
Cable TV – 0.4%
Time Warner Cable, Inc., 4.5%, 9/15/2042	$183,000	$195,124
Chemicals – 0.5%
Sasol Financing (USA) LLC, 4.375%, 9/18/2026	$200,000	$204,030
Computer Software – 0.4%
Dell International LLC/EMC Corp., 5.3%, 10/01/2029 (n)	$149,000	$174,189
Conglomerates – 0.8%
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/2028	$304,000	$346,177
Consumer Services – 1.5%
Expedia Group, Inc., 3.25%, 2/15/2030	$300,000	$302,148
MercadoLibre, Inc., 2.375%, 1/14/2026	200,000	198,540
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2026 (n)	46,000	37,899
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2029 (n)	132,000	83,970
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2031 (n)	46,000	25,674
		$648,231
Electrical Equipment – 0.7%
Arrow Electronics, Inc., 3.875%, 1/12/2028	$277,000	$300,439
Electronics – 0.8%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.5%, 1/15/2028	$245,000	$259,985
Broadcom, Inc., 4.3%, 11/15/2032	96,000	104,434
		$364,419
Emerging Market Quasi-Sovereign – 1.8%
DAE Funding LLC (United Arab Emirates), 3.375%, 3/20/2028 (n)	$200,000	$198,420
Indian Railway Finance Corp., 2.8%, 2/10/2031 (n)	200,000	189,896
Ipoteka Bank (Republic of Uzbekistan), 5.5%, 11/19/2025	200,000	204,250
T.C. Ziraat Bankasi A.S. (Republic of Turkey), 5.375%, 3/02/2026 (n)	200,000	184,954
		$777,520

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – 3.6%
Dominican Republic, 4.875%, 9/23/2032 (n)		$150,000	$153,000
Government of Ukraine, GDP Linked Bond, 0%, 5/31/2040		138,000	142,140
Oriental Republic of Uruguay, 8.5%, 3/15/2028	UYU	4,753,000	112,053
Republic of Cote d'Ivoire, 4.875%, 1/30/2032 (n)	EUR	100,000	114,240
Republic of El Salvador, 6.375%, 1/18/2027		$110,000	108,790
Republic of El Salvador, 8.625%, 2/28/2029		12,000	12,768
Republic of Indonesia, 6.5%, 2/15/2031	IDR	1,663,000,000	112,122
Republic of Kenya, 8%, 5/22/2032		$200,000	212,150
Republic of North Macedonia, 1.625%, 3/10/2028 (n)	EUR	100,000	114,350
Republic of Pakistan, 6%, 4/08/2026 (n)		$200,000	203,250
Republic of South Africa, 8.25%, 3/31/2032	ZAR	1,732,000	101,382
Sultanate of Oman, 6.25%, 1/25/2031 (n)		$200,000	209,000
			$1,595,245
Energy - Independent – 1.3%
Diamondback Energy, Inc., 4.4%, 3/24/2051		$60,000	$61,141
Energean Israel Finance Ltd., 4.875%, 3/30/2026		110,000	110,880
Leviathan Bond Ltd., 6.75%, 6/30/2030 (n)		175,000	191,835
Tengizchevroil Finance Co. International Ltd., 3.25%, 8/15/2030 (n)		200,000	199,050
			$562,906
Energy - Integrated – 0.5%
Eni S.p.A., 4%, 9/12/2023 (n)		$200,000	$214,909
Financial Institutions – 2.2%
AerCap Ireland Capital DAC, 6.5%, 7/15/2025		$150,000	$174,804
AerCap Ireland Capital DAC, 3.65%, 7/21/2027		195,000	204,511
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)		195,000	193,303
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)		194,000	182,179
Shriram Transport Finance Co. Ltd., 4.4%, 3/13/2024 (n)		200,000	198,740
			$953,537
Food & Beverages – 0.9%
Anheuser-Busch InBev Worldwide, Inc., 4.439%, 10/06/2048		$92,491	$103,587
Bacardi Ltd., 5.15%, 5/15/2038 (n)		115,000	137,255
Central American Bottling Corp., 5.75%, 1/31/2027 (n)		80,000	84,749
JBS USA Holdings, Inc., 6.5%, 4/15/2029		77,000	86,971
			$412,562
Gaming & Lodging – 1.0%
GLP Capital LP/GLP Financing II, Inc., 4%, 1/15/2030		$268,000	$278,787
GLP Capital LP/GLP Financing II, Inc., 4%, 1/15/2031		45,000	46,507
Marriott International, Inc., 4.625%, 6/15/2030		63,000	70,431
Marriott International, Inc., 2.85%, 4/15/2031		61,000	59,943
			$455,668
Insurance - Property & Casualty – 1.8%
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/2025		$310,000	$332,464
Aon Corp., 4.5%, 12/15/2028		115,000	131,606
Fairfax Financial Holdings Ltd., 4.85%, 4/17/2028		283,000	314,494
Fairfax Financial Holdings Ltd., 3.375%, 3/03/2031 (n)		15,000	14,932
			$793,496
Machinery & Tools – 0.4%
CNH Industrial Capital LLC, 3.85%, 11/15/2027		$145,000	$160,255

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – 4.2%
Bank of America Corp., 3.248%, 10/21/2027	$302,000	$324,516
Bank of America Corp., 4.271% to 7/23/2028, FLR (LIBOR - 3mo. + 1.31%) to 7/23/2029	61,000	68,544
Bank of New York Mellon Corp., 4.7% to 9/20/2025, FLR (CMT - 5yr. + 4.358%) to 12/31/2099	200,000	216,690
Barclays PLC, 4.375%, 1/12/2026	200,000	222,883
HSBC Holdings PLC, 4.7% to 9/09/2031, FLR (CMT - 1yr. + 3.25%) to 3/02/2071	200,000	197,000
JPMorgan Chase & Co., 2.956% to 5/13/2030, FLR (SOFR + 2.515%) to 5/13/2031	81,000	82,381
JPMorgan Chase & Co., 3.882% to 7/24/2037, FLR (LIBOR - 3mo. + 1.36%) to 7/24/2038	83,000	91,908
UBS Group AG, 4.375% to 2/10/2031, FLR (CMT - 1yr. + 3.313%) to 12/31/2099 (n)	400,000	394,600
UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028 (n)	215,000	242,384
		$1,840,906
Medical & Health Technology & Services – 1.8%
Berks County, PA, Industrial Development Authority (Tower Health Project), 4.451%, 2/01/2050	$270,000	$224,100
New York Society for the Relief of the Ruptured & Crippled, 2.667%, 10/01/2050	232,000	206,264
ProMedica Toledo Hospital, “B”, 5.325%, 11/15/2028	239,000	275,455
ProMedica Toledo Hospital, “B”, AGM, 5.75%, 11/15/2038	89,000	104,176
		$809,995
Metals & Mining – 0.5%
Anglo American Capital PLC, 2.875%, 3/17/2031 (n)	$200,000	$198,331
Midstream – 2.4%
Cheniere Corpus Christi Holdings LLC, 3.7%, 11/15/2029	$263,000	$277,018
Enbridge, Inc., 3.125%, 11/15/2029	150,000	155,872
Galaxy Pipeline Assets Bidco Ltd., 2.625%, 3/31/2036 (n)	200,000	191,240
MPLX LP, 4.5%, 4/15/2038	199,000	216,527
Plains All American Pipeline LP, 3.8%, 9/15/2030	135,000	137,393
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030	53,000	59,437
		$1,037,487
Mortgage-Backed – 0.1%
Fannie Mae, 6.5%, 4/01/2032	$12,672	$14,625
Fannie Mae, 3%, 2/25/2033 (i)	48,595	4,914
Fannie Mae, 5.5%, 9/01/2034	7,774	9,085
		$28,624
Municipals – 2.5%
Bridgeview, IL, Stadium and Redevelopment Projects, AAC, 5.14%, 12/01/2036	$195,000	$190,619
Escambia County, FL, Health Facilities Authority Rev. (Baptist Health Care Corp.), “B”, AGM, 3.607%, 8/15/2040	270,000	265,517
New Jersey Economic Development Authority State Pension Funding Rev., “A”, NPFG, 7.425%, 2/15/2029	177,000	226,412
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, “B”, AGM, 0%, 2/15/2023	350,000	345,076
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	5,000	4,525
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2018 (a)(d)	75,000	66,843
		$1,098,992
Other Banks & Diversified Financials – 0.6%
Element Fleet Management Corp., 1.6%, 4/06/2024 (n)	$65,000	$65,415
Mizrahi Tefahot Bank Ltd., 3.077%, 4/07/2031 (n)	200,000	199,750
		$265,165
Real Estate - Apartment – 0.6%
Mid-America Apartments LP, 2.75%, 3/15/2030	$259,000	$261,300
Real Estate - Office – 0.3%
Boston Properties, Inc., REIT, 2.55%, 4/01/2032	$147,000	$140,807
Real Estate - Retail – 0.6%
VEREIT Operating Partnership LP, REIT, 3.1%, 12/15/2029	$259,000	$264,392

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Retailers – 0.1%
Alimentation Couche-Tard, Inc., 2.95%, 1/25/2030 (n)		$65,000	$66,319
Sales & Excise Tax Revenue – 0.4%
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 4.55%, 7/01/2040		$174,000	$173,131
Specialty Stores – 0.1%
Nordstrom, Inc., 2.3%, 4/08/2024 (n)		$51,000	$51,081
Supranational – 1.1%
Corporacion Andina de Fomento, 4.375%, 6/15/2022		$340,000	$353,872
West African Development Bank, 2.75%, 1/22/2033 (n)	EUR	100,000	120,646
			$474,518
Telecommunications - Wireless – 1.7%
American Tower Corp., REIT, 3.55%, 7/15/2027		$248,000	$268,559
American Tower Corp., REIT, 3.1%, 6/15/2050		67,000	61,392
Crown Castle International Corp., 4.15%, 7/01/2050		200,000	211,319
T-Mobile USA, Inc., 4.375%, 4/15/2040 (n)		173,000	192,213
			$733,483
Tobacco – 0.6%
B.A.T. Capital Corp., 3.215%, 9/06/2026		$231,000	$243,864
Transportation - Services – 0.9%
Adani Ports & Special Economic Zone Ltd., 4.375%, 7/03/2029 (n)		$200,000	$208,886
Delhi International Airport Ltd., 6.125%, 10/31/2026		200,000	203,500
			$412,386
U.S. Government Agencies and Equivalents – 0.1%
Small Business Administration, 6.35%, 4/01/2021		$271	$272
Small Business Administration, 4.77%, 4/01/2024		9,311	9,677
Small Business Administration, 4.99%, 9/01/2024		6,566	6,889
Small Business Administration, 4.86%, 1/01/2025		9,026	9,493
Small Business Administration, 4.625%, 2/01/2025		12,643	13,291
Small Business Administration, 5.11%, 8/01/2025		9,952	10,569
			$50,191
U.S. Treasury Obligations – 14.5%
U.S. Treasury Bonds, 1.375%, 11/15/2040		$1,150,000	$975,523
U.S. Treasury Bonds, 2.375%, 11/15/2049		350,000	346,719
U.S. Treasury Notes, 1.625%, 12/15/2022		3,000,000	3,075,586
U.S. Treasury Notes, 0.125%, 12/31/2022		250,000	249,883
U.S. Treasury Notes, 0.25%, 9/30/2025		1,750,000	1,706,113
			$6,353,824
Utilities - Electric Power – 1.9%
Enel Finance International N.V., 3.625%, 5/25/2027 (n)		$280,000	$302,722
FirstEnergy Corp., 5.35%, 7/15/2047		270,000	303,256
Pacific Gas & Electric Co., 3.5%, 8/01/2050		250,000	217,806
			$823,784
Total Bonds			$35,508,381
Common Stocks – 0.0%
Energy - Independent – 0.0%
Frontera Energy Corp.		1,188	$6,059

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 18.3%
Bond Funds – 15.2%
MFS High Yield Pooled Portfolio (v)	724,757	$6,675,010
Money Market Funds – 3.1%
MFS Institutional Money Market Portfolio, 0.05% (v)	1,372,832	$1,372,832
Total Investment Companies		$8,047,842

Other Assets, Less Liabilities – 0.7%		291,863
Net Assets – 100.0%		$43,854,145
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $8,047,842 and $35,514,440, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $14,216,434, representing 32.4% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
IDR	Indonesian Rupiah
INR	Indian Rupee
MYR	Malaysian Ringgit
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand
Derivative Contracts at 3/31/21
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
INR	8,247,000	USD	112,417	JPMorgan Chase Bank N.A.	4/19/2021	$159
USD	119,291	EUR	97,528	Citibank N.A.	4/16/2021	4,895
USD	239,129	EUR	197,498	Goldman Sachs International	4/16/2021	7,475
USD	8,430	EUR	7,000	JPMorgan Chase Bank N.A.	4/16/2021	220
USD	115,901	IDR	1,649,155,833	JPMorgan Chase Bank N.A.	4/26/2021	2,537

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives − continued
USD	107,039	TRY	882,000	JPMorgan Chase Bank N.A.	4/16/2021	$1,389
						$16,675
Liability Derivatives
MYR	473,000	USD	116,282	Barclays Bank PLC	4/16/2021	$(2,272)
TRY	895,000	USD	115,793	HSBC Bank	4/16/2021	(8,586)
ZAR	408,915	USD	27,666	JPMorgan Chase Bank N.A.	4/16/2021	(2)
USD	130,620	ZAR	2,017,487	JPMorgan Chase Bank N.A.	4/16/2021	(5,867)
						$(16,727)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Ultra Note 10 yr	Short	USD	15	$2,155,313	June – 2021	$77,753
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	17	$3,752,352	June – 2021	$(484)
U.S. Treasury Ultra Bond	Long	USD	16	2,899,500	June – 2021	(136,815)
						$(137,299)
At March 31, 2021, the fund had cash collateral of $107,870 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
The investments of the fund and the MFS High Yield Pooled Portfolio are valued as described below.
Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of March 31, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$6,059	$—	$—	$6,059
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	6,404,015	—	6,404,015
Non - U.S. Sovereign Debt	—	2,847,283	—	2,847,283
Municipal Bonds	—	1,272,123	—	1,272,123
U.S. Corporate Bonds	—	8,396,206	—	8,396,206
Residential Mortgage-Backed Securities	—	338,226	—	338,226
Commercial Mortgage-Backed Securities	—	3,717,244	—	3,717,244
Asset-Backed Securities (including CDOs)	—	6,636,832	—	6,636,832
Foreign Bonds	—	5,896,452	—	5,896,452
Mutual Funds	8,047,842	—	—	8,047,842
Total	$8,053,901	$35,508,381	$—	$43,562,282
Other Financial Instruments
Futures Contracts – Assets	$77,753	$—	$—	$77,753
Futures Contracts – Liabilities	(137,299)	—	—	(137,299)
Forward Foreign Currency Exchange Contracts – Assets	—	16,675	—	16,675
Forward Foreign Currency Exchange Contracts – Liabilities	—	(16,727)	—	(16,727)
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the MFS High Yield Pooled Portfolio's shareholder report for further information regarding the levels used in valuing its assets or liabilities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS High Yield Pooled Portfolio	$6,184,285	$1,083,117	$528,119	$(255,425)	$191,152	$6,675,010
MFS Institutional Money Market Portfolio	517,217	13,522,332	12,666,717	—	—	1,372,832
	$6,701,502	$14,605,449	$13,194,836	$(255,425)	$191,152	$8,047,842
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS High Yield Pooled Portfolio	$94,228	$—
MFS Institutional Money Market Portfolio	256	—
	$94,484	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.